Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Time deposits that met or exceeded the FDIC insurance limit	$ 14,200
Domestic
Time Deposits [Line Items]
Three Months or Less	12,836
Over Three Months to Twelve Months	12,834
Thereafter	2,677
Total	28,347	$ 32,400
Foreign
Time Deposits [Line Items]
Three Months or Less	12,352
Over Three Months to Twelve Months	1,517
Thereafter	277
Total	$ 14,146	$ 14,000